Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Common shares issued	Number issued (number of shares) 2021 2020 Beginning of year 396,262,741 395,797,732 Issued: Stock option plan [note 24] 1,796,524 465,009 End of year 398,059,265 396,262,741